Expense Example - Class A Inst R6 Shares - Goldman Sachs Tax-Advantaged Global Equity Portfolio	Class A Shares 1 Year	Class A Shares 3 Years	Class A Shares 5 Years	Class A Shares 10 Years	Institutional Shares 1 Year	Institutional Shares 3 Years	Institutional Shares 5 Years	Institutional Shares 10 Years	Class R6 Shares 1 Year	Class R6 Shares 3 Years	Class R6 Shares 5 Years	Class R6 Shares 10 Years
USD ($)	679	954	1,250	2,088	99	312	543	1,205	98	309	538	1,194